Document and Entity Information Document	Oct. 21, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2021
Entity Registrant Name	CROCS, INC.
Entity Central Index Key	0001334036
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-51754
Entity Tax Identification Number	20-2164234
Entity Address, Address Line One	13601 Via Varra
Entity Address, City or Town	Broomfield,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80020
City Area Code	303
Local Phone Number	848-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CROX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false